Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Autohome Inc.
Entity Central Index Key	0001527636
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	492,742,468
Entity Voluntary Filers	No
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Entity File Number	001-36222
Entity Incorporation, State or Country Code	E9
Document Registration Statement	false
Entity Address, Address Line One	18th Floor Tower B, CEC Plaza
Entity Address, Address Line Two	3 Dan Ling Street
Entity Address, City or Town	Haidian District
Entity Address, Postal Zip Code	100080
Entity Address, Country	CN
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Quan Long
Entity Address, Address Line One	18th Floor Tower B, CEC Plaza
Entity Address, Address Line Two	3 Dan Ling Street
Entity Address, City or Town	Haidian District
Entity Address, Postal Zip Code	100080
Entity Address, Country	CN
City Area Code	86 (10)
Local Phone Number	5985-7001
ADS [Member]
Document Information [Line Items]
Trading Symbol	ATHM
Security Exchange Name	NYSE
Title of 12(b) Security	American depositary shares, each representing four ordinary shares
Ordinary Shares [Member]
Document Information [Line Items]
Trading Symbol	2518
Title of 12(b) Security	Ordinary shares, par value US$0.0025 per share